COLLEGE RETIREMENT EQUITIES FUND

SUPPLEMENT NO. 2
dated December 8, 2006
to the May 1, 2006 Prospectus

The portfolio management teams of the Inflation-Linked Bond Account and Money Market Account have changed. The following supplements the disclosure under “Portfolio Management Teams• in the Prospectus:

INFLATION-LINKED BOND ACCOUNT

Joseph P. Rolston and Michael F. Ferraro, CFA are no longer members of the portfolio management team for the Inflation-Linked Bond Account. Steven I. Traum will remain responsible for the day-to-day management of the Inflation-Linked Bond Account.

MONEY MARKET ACCOUNT

Joseph P. Rolston and Steven I. Traum are no longer members of the portfolio management team for the Money Market Account. Michael F. Ferraro, CFA will remain responsible for the day-to-day management of the Money Market Account.

A11342 12/06

COLLEGE RETIREMENT EQUITIES FUND

SUPPLEMENT NO. 4
dated December 8, 2006
to the May 1, 2006 Statement of Additional Information (SAI)

The portfolio management teams of the Inflation-Linked Bond Account and Money Market Account have changed. The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

INFLATION-LINKED BOND ACCOUNT

Joseph P. Rolston and Michael F. Ferraro, CFA are no longer members of the portfolio management team for the Inflation-Linked Bond Account. Steven I. Traum will remain responsible for the day-to-day management of the Inflation-Linked Bond Account.

MONEY MARKET ACCOUNT

Joseph P. Rolston and Steven I. Traum are no longer members of the portfolio management team for the Money Market Account. Michael F. Ferraro, CFA will remain responsible for the day-to-day management of the Money Market Account.

A11343 12/06